Summary Of Significant Accounting Policies - Summary of Cash Deposited (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents, at Carrying Value	$ 143,531	$ 63,198
KY [Member]
Cash and Cash Equivalents, at Carrying Value		20,419
KY [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value		20,419
US [Member]
Cash and Cash Equivalents, at Carrying Value	47,084	12,480
US [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value	47,028	12,480
US [Member] | GBP [Member]
Cash and Cash Equivalents, at Carrying Value	56
HK [Member]
Cash and Cash Equivalents, at Carrying Value	42,753	24,340
HK [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value	40,001	18,175
HK [Member] | EUR [Member]
Cash and Cash Equivalents, at Carrying Value	734	3,038
HK [Member] | GBP [Member]
Cash and Cash Equivalents, at Carrying Value	1,635	3,014
HK [Member] | JPY [Member]
Cash and Cash Equivalents, at Carrying Value	316	113
HK [Member] | HKD [Member]
Cash and Cash Equivalents, at Carrying Value	67
JP [Member]
Cash and Cash Equivalents, at Carrying Value	8,045	1,952
JP [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value	1,405	234
JP [Member] | JPY [Member]
Cash and Cash Equivalents, at Carrying Value	6,640	1,718
GB [Member]
Cash and Cash Equivalents, at Carrying Value	3,276	370
GB [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value	14	35
GB [Member] | EUR [Member]
Cash and Cash Equivalents, at Carrying Value	3,158
GB [Member] | GBP [Member]
Cash and Cash Equivalents, at Carrying Value	104	335
CN [Member]
Cash and Cash Equivalents, at Carrying Value	41,513	2,580
CN [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value	31,961	509
CN [Member] | EUR [Member]
Cash and Cash Equivalents, at Carrying Value	1,066
CN [Member] | GBP [Member]
Cash and Cash Equivalents, at Carrying Value	6,870
CN [Member] | CNY [Member]
Cash and Cash Equivalents, at Carrying Value	1,616	2,071
DE [Member]
Cash and Cash Equivalents, at Carrying Value	816	978
DE [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value		235
DE [Member] | EUR [Member]
Cash and Cash Equivalents, at Carrying Value	816	742
DE [Member] | GBP [Member]
Cash and Cash Equivalents, at Carrying Value		1
VN [Member]
Cash and Cash Equivalents, at Carrying Value	44	79
VN [Member] | USD [Member]
Cash and Cash Equivalents, at Carrying Value		78
VN [Member] | VND [Member]
Cash and Cash Equivalents, at Carrying Value	$ 44	$ 1